Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]

(dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Post-retirement Plans	Unrealized Gains (Losses) on Available-for- Sale Securities	Unrealized Hedging (Losses) Gains	Accumulated Other Comprehensive (Loss) Income
Balance at December 31, 2012	$654	$(6,250)	$145	$3	$(5,448)
Other comprehensive (loss) income before reclassifications, net	(509)	2,409	208	(100)	2,008
Amounts reclassified, pre-tax	25	906	(91)	23	863
Tax (benefit) expense reclassified	—	(332)	34	(5)	(303)
Balance at December 31, 2013	$170	$(3,267)	$296	$(79)	$(2,880)
Other comprehensive (loss) income before reclassifications, net	(1,228)	(2,708)	28	(205)	(4,113)
Amounts reclassified, pre-tax	7	416	(20)	96	499
Tax (benefit) expense reclassified	—	(150)	4	(21)	(167)
Balance at December 31, 2014	$(1,051)	$(5,709)	$308	$(209)	$(6,661)

Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Text Block]

(dollars in millions)	2014	2013	2012
Net income attributable to common shareowners	$6,220	$5,721	$5,130
Transfers to noncontrolling interests:
Increase in common stock for sale of subsidiary shares	4	—	—
Decrease in common stock for purchase of subsidiary shares	(75)	(49)	(34)
Net income attributable to common shareowners after transfers to noncontrolling interests	$6,149	$5,672	$5,096